Income Tax (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 422,369	$ 284,958
Deferred	569	1,952
State
Current
Deferred
Change in valuation allowance	1,445	(1,952)
Income tax provision	$ 424,383	$ 284,958